Other Payables and Accrued Liabilities (Tables)	12 Months Ended
Dec. 31, 2014
Payables and Accruals [Abstract]
Other Payables and Accrued Liabilities

Other payables and accrued liabilities consisted of the following:

	December 31, 2014	December 31, 2013
Employee related liabilities	273	383
Employee compensated absences	114	128
Taxes other than income taxes	68	85
Advances	33	32
Payables to equity-method investments	50	81
Obligations for capacity rights	2	3
Derivative instruments	73	4
Provision for restructuring	32	65
Current portion of pension	9	12
Royalties	26	37
Others	161	107

Total	841	937